SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Product Warranty (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018
Movement in Standard Product Warranty Accrual [Roll Forward]
Accrued product warranty, at beginning of period	$ 7.3	$ 7.0
Charged to cost of revenues	12.9	11.6
Actual product warranty expenditures	(12.1)	(11.3)
Accrued product warranty, at end of period	$ 8.1	$ 7.3
Minimum
Product Warranty Liability [Line Items]
Warranty term (in months)	12 months
Maximum
Product Warranty Liability [Line Items]
Warranty term (in months)	24 months